Schedule I - BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Current assets
Cash and cash equivalents	$ 53,677	$ 117,899
Prepayment and other current assets	5,893	4,853
Amount due from subsidiaries	208	103
Total current assets	85,822	150,229
Non-current assets
Total non-current assets	63,098	23,891
Total assets	148,920	174,120	$ 171,629
Current liabilities
Accrued expenses and other liabilities	30,564	25,993
Bank borrowing	15,551	16,467
Total current liabilities	88,617	81,721
Total liabilities	92,448	83,311
Shareholders' equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2015 and 2016; Authorized - 500,000,000 and 500,000,000 shares at September 30, 2015 and 2016; Issued and outstanding -142,406,933 and 131,729,773 shares at September 30, 2015 and 2016, respectively)	13	14
Additional paid-in capital	15,697	55,598
Accumulated other comprehensive (loss) income	(3,418)	2,735
Retained earnings	32,944	32,462
Total equity	45,236	90,809
Total liabilities and equity	148,920	174,120
Parent Company
Current assets
Cash and cash equivalents	1,685	9,453	11,740	$ 2,333
Prepayment and other current assets	283	280
Amount due from subsidiaries	9,009	3,889
Total current assets	10,977	13,622
Non-current assets
Investment in subsidiaries	132,150	110,401
Total non-current assets	132,150	110,401
Total assets	143,127	124,023
Current liabilities
Accrued expenses and other liabilities	258	296
Amount due to subsidiaries	82,082	16,451
Bank borrowing	15,551	16,467
Total current liabilities	97,891	33,214
Total liabilities	97,891	33,214
Shareholders' equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2015 and 2016; Authorized - 500,000,000 and 500,000,000 shares at September 30, 2015 and 2016; Issued and outstanding -142,406,933 and 131,729,773 shares at September 30, 2015 and 2016, respectively)	13	14
Additional paid-in capital	15,697	55,598
Accumulated other comprehensive (loss) income	(3,418)	2,735
Retained earnings	32,944	32,462
Total equity	45,236	90,809	$ 98,410	$ 64,520
Total liabilities and equity	143,127	124,023
Parent Company | Investments In Subsidiaries And Equity Method Investees
Non-current assets
Investment in subsidiaries	$ 132,150	$ 110,401